INVESTMENTS - Recognition and Measurement of OTTI (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
OTTI on Investments disclosures
Total OTTI losses recognized during the period	$ 26	$ 163
Less: Impairments recognized in AOCI	8	98	66
Net impairment losses recognized in earnings for securities that the Company does not intend to sell nor will likely be required to sell	18	65
Impairment losses recognized in earnings for securities that the Company intends to sell or more- likely-than-not will be required to sell before recovery	406	470
Net impairment losses recognized in earnings	424	535	4,971
MSSB
OTTI on Investments disclosures
Percentage of ownership interest held	35.00%
Securities available-for-sale (AFS)
OTTI on Investments disclosures
Total OTTI losses recognized during the period	21	9
Less: Impairments recognized in AOCI	8	0
Net impairment losses recognized in earnings for securities that the Company does not intend to sell nor will likely be required to sell	13	9
Impairment losses recognized in earnings for securities that the Company intends to sell or more- likely-than-not will be required to sell before recovery	380	269
Net impairment losses recognized in earnings	393	278
Held-to-maturity Securities
OTTI on Investments disclosures
Total OTTI losses recognized during the period	5	154
Less: Impairments recognized in AOCI	0	98
Net impairment losses recognized in earnings for securities that the Company does not intend to sell nor will likely be required to sell	5	56
Impairment losses recognized in earnings for securities that the Company intends to sell or more- likely-than-not will be required to sell before recovery	26	0
Net impairment losses recognized in earnings	31	56
Other assets
OTTI on Investments disclosures
Total OTTI losses recognized during the period	0	0
Less: Impairments recognized in AOCI	0	0
Net impairment losses recognized in earnings for securities that the Company does not intend to sell nor will likely be required to sell	0	0
Impairment losses recognized in earnings for securities that the Company intends to sell or more- likely-than-not will be required to sell before recovery	0	201
Net impairment losses recognized in earnings	$ 0	$ 201